Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2016	2,640,418
Balance at Dec. 31, 2016	$ 47,943	$ 41,334	$ 1,201	$ (13,518)	$ 76,960
Net income		9,455			9,455
Other comprehensive loss			(110)		(110)
Common stock issued in business combination (in shares)	544,610
Common stock issued in business combination	$ 20,995				20,995
Common stock issuance, net of offering cost (in shares)	399,008
Common stock issuance, net of offering cost	$ 15,164				15,164
Dividend reinvestment and purchase plan (in shares)	11,721,000
Dividend reinvestment and purchase plan	$ 540				$ 540
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	7,301,000				8,237
Stock options exercised	$ 184				$ 184
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures, Total	823,000
Stock-based compensation	$ 33				33
Cash dividends		(3,358)			$ (3,358)
Stock options exercised (in shares)	7,301,000				8,237
Balance (in shares) at Dec. 31, 2017	3,603,881				3,217,716
Balance at Dec. 31, 2017	$ 84,859	47,431	1,091	(13,518)	$ 119,863
Net income		12,431			12,431
Other comprehensive loss			(1,291)		(1,291)
Dividend reinvestment and purchase plan (in shares)	12,256,000
Dividend reinvestment and purchase plan	$ 618				$ 618
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	8,800,000				12,300
Stock options exercised	$ 168				$ 168
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures, Total	5,560,000
Stock-based compensation	$ 280				280
Cash dividends		(3,779)			(3,779)
Change in accounting principle for adoption of ASU 2016-01		141	(141)
Change in accounting principle for adoption of ASU 2018-02		(187)	187
Stock options exercised (in shares)	8,800,000				12,300
Balance (in shares) at Dec. 31, 2018	3,630,497				3,244,332
Balance at Dec. 31, 2018	$ 85,925	$ 56,037	$ (154)	$ (13,518)	$ 128,290